Transamerica Morgan Stanley Global Allocation Managed Risk -
Balanced VP

SCHEDULE OF INVESTMENTS
At September 30, 2025
(unaudited)

	Shares	Value
INVESTMENT COMPANY - 96.8%
International Mixed Allocation Fund - 96.8%
Transamerica Morgan Stanley Global Allocation VP, Initial Class (A)	36,578,318	$ 187,280,986
Total Investment Company (Cost $227,264,851)		187,280,986

	Principal	Value
REPURCHASE AGREEMENT - 1.9%
Fixed Income Clearing Corp., 1.65% (B), dated 09/30/2025, to be repurchased at $3,769,079 on 10/01/2025. Collateralized by a U.S. Government Obligation, 2.50%, due 03/31/2027, and with a value of $3,844,476.	$ 3,768,906	3,768,906
Total Repurchase Agreement (Cost $3,768,906)		3,768,906
Total Investments (Cost $231,033,757)		191,049,892
Net Other Assets (Liabilities) - 1.3%		2,513,148
Net Assets - 100.0%		$ 193,563,040
FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
EUR Currency	7	12/15/2025	$1,030,974	$1,031,800	$826	$—
EURO STOXX 50® Index	20	12/19/2025	1,278,262	1,301,083	22,821	—
FTSE 100 Index	2	12/19/2025	250,355	253,043	2,688	—
GBP Currency	4	12/15/2025	338,378	336,275	—	(2,103)
JPY Currency	8	12/15/2025	683,656	681,400	—	(2,256)
MSCI Emerging Markets Index	16	12/19/2025	1,076,367	1,087,760	11,393	—
Nikkei 225 Index	3	12/11/2025	889,952	912,669	22,717	—
S&P 500® E-Mini Index	17	12/19/2025	5,649,072	5,727,937	78,865	—
Total Futures Contracts					$139,310	$(4,359)
Transamerica Series Trust

Transamerica Morgan Stanley Global Allocation Managed Risk -
Balanced VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)
INVESTMENT VALUATION:

Valuation Inputs (C)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Company	$187,280,986	$—	$—	$187,280,986
Repurchase Agreement	—	3,768,906	—	3,768,906
Total Investments	$187,280,986	$3,768,906	$—	$191,049,892
Other Financial Instruments
Futures Contracts (D)	$139,310	$—	$—	$139,310
Total Other Financial Instruments	$139,310	$—	$—	$139,310
LIABILITIES
Other Financial Instruments
Futures Contracts (D)	$(4,359)	$—	$—	$(4,359)
Total Other Financial Instruments	$(4,359)	$—	$—	$(4,359)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)
Affiliated investment in another fund within Transamerica Funds, and/or a liquidating trust of a former Transamerica Fund and/or affiliated investment within Transamerica Series Trust. The Portfolio’s transactions and earnings from these underlying funds are as follows:

Affiliated Investments	Value December 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value September 30, 2025	Shares as of September 30, 2025	Dividend Income	Net Capital Gain Distributions
Transamerica Morgan Stanley Global Allocation VP, Initial Class	$193,195,109	$28,720,328	$(31,804,750)	$(20,745,021)	$17,915,320	$187,280,986	36,578,318	$28,720,328	$—

(B)	Rate disclosed reflects the yield at September 30, 2025.
(C)
There were no transfers in or out of Level 3 during the period ended September 30, 2025. Please reference the Investment Valuation section of the
Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

(D)	Derivative instruments are valued at unrealized appreciation (depreciation).
CURRENCY ABBREVIATION(S):
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
PORTFOLIO ABBREVIATION(S):
FTSE	Financial Times Stock Exchange
STOXX	Deutsche Börse Group & SIX Group Index
Transamerica Series Trust

Transamerica Morgan Stanley Global Allocation Managed Risk -
Balanced VP

NOTES TO SCHEDULE OF INVESTMENTS
At September 30, 2025
(unaudited)
INVESTMENT VALUATION
Transamerica Morgan Stanley Global Allocation Managed Risk - Balanced VP (the "Portfolio") is a series of the Transamerica Series Trust.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at September 30, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed
Transamerica Series Trust

Transamerica Morgan Stanley Global Allocation Managed Risk -
Balanced VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)
from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
Transamerica Series Trust